CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 297	$ 122	$ 5,072
Trade accounts receivable, net of allowance for doubtful accounts of $0 and $0	194	241	49
Related party notes receivable (Note 4)	200	200	0
Inventories		0	7
Prepaid expenses and other current assets	177	248	787
Net assets of discontinued operations (Note 14)		0	738
Total current assets	868	811	6,653
Property, plant and equipment, net	150	162	37
Patents and trademarks, net	965	968	1,105
Other assets	36	52	190
Total assets	2,019	1,993	7,985
Current liabilities:
Accounts payable	1,041	803	641
Accrued liabilities	231	457	4,109
Accrued dividends	222	571	1,063
Deferred revenue	48	67	8
Short-term debt	2,462	1,712	0
Warrant liabilities		0	1,328
Net liabilities of discontinued operations (Note 14)		0	8,302
Total current liabilities	4,004	3,610	15,451
Other long-term liabilities (Note 9)	857	609	681
Total liabilities	4,861	4,219	16,132
Liquidmetal Technologies, Inc. shareholders' deficit
Convertible, redeemable Series A Preferred Stock, $0.001 par value; 10,000,000 shares authorized; 1,299,151 and 2,171,760 shares issued and outstanding at December 31, 2011 and 2010, respectively	0	1	2
Common stock, $0.001 par value; 300,000,000 shares authorized; 134,467,554 and 93,695,375 shares issued and outstanding at December 31, 2011 and 2010, respectively	156	130	88
Warrants (Note 2)	24,438	24,438	24,438
Additional paid-in capital	149,490	149,064	145,247
Accumulated deficit	(176,926)	(175,859)	(181,923)
Accumulated other comprehensive income		0	1,494
Total Liquidmetal Technologies, Inc. shareholders' deficit		(2,226)	(10,654)
Noncontrolling interest		0	2,507
Total shareholders' deficit	(2,842)	(2,226)	(8,147)
Total liabilities and shareholders' deficit	$ 2,019	$ 1,993	$ 7,985